Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease payments under this operating lease
Minimum lease payment

Year ending December 31, 2019	$67,179
Year ending December 31, 2020	67,179
Year ending December 31, 2021	67,179
Total	$201,537